Commitments and Contingencies	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

The Company leases premises under various operating leases, certain of which contain escalation clauses. Rental expenses under operating leases included in the consolidated statements of comprehensive loss were $38, $160 and $175 for the years ended March 31, 2012, 2013 and 2014, respectively.

At March 31, 2014, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2015	$147
Year ending March 31, 2016	22
Total minimum lease payments	$169

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease, which provide for payments through 2016. At March 31, 2014, the minimum future rental income to be received is as follows:

Year ending March 31, 2015	$601
Year ending March 31, 2016	221
Total minimum future rental income	$822

At March 31, 2014, the Company had capital commitments for purchase of plant and machinery, leasehold improvement and computer package totaling $133, which are expected to be disbursed during the year ending March 31, 2015.